Postretirement Benefits (Tables)	12 Months Ended
May. 31, 2015
Pension Plan, Defined Benefit
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2015	2014	2013	2015	2014	2013
Service cost	$30,359	$27,056	$25,950	$4,611	$4,375	$4,337
Interest cost	20,119	18,039	16,240	7,184	7,382	7,246
Expected return on plan assets	(24,308)	(20,761)	(17,431)	(8,611)	(8,411)	(7,715)
Amortization of:
Prior service cost	294	334	348	39	19	7
Net actuarial losses recognized	13,890	13,222	16,888	2,004	2,448	2,771
Curtailment/settlement (gains) losses			72		44	234

Net Pension Cost	$40,354	$37,890	$42,067	$5,227	$5,857	$6,880

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2015 and 2014 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Noncurrent assets	$5	$—	$1,280	$227
Current liabilities	(15)	(15)	(402)	(458)
Noncurrent liabilities	(210,028)	(194,462)	(15,827)	(24,858)

Net Amount Recognized	$(210,038)	$(194,477)	$(14,949)	$(25,089)

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Net actuarial loss	$(212,828)	$(185,320)	$(39,307)	$(52,573)
Prior service (costs)	(703)	(997)	(357)	(423)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(213,531)	$(186,317)	$(39,664)	$(52,996)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$384
Net loss (gain) arising during the year	41,398	36,707	(5,518)	(2,673)
Effect of exchange rates on amounts included in AOCI			(5,771)	(137)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(294)	(334)	(39)	(19)
Amortization or settlement recognition of net (loss)	(13,890)	(13,222)	(2,004)	(2,492)

Total recognized in other comprehensive loss (income)	$27,214	$23,151	$(13,332)	$(4,937)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2015	2014	2015	2014
Discount rate	4.25%	4.30%	3.26%	3.82%
Rate of compensation increase	3.80%	3.81%	2.81%	3.30%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2015	2014	2013	2015	2014	2013
Discount rate	4.30%	4.45%	4.25%	3.82%	3.95%	4.19%
Expected return on plan assets	8.25%	8.50%	8.50%	5.18%	5.37%	5.32%
Rate of compensation increase	3.81%	3.14%	3.15%	3.30%	3.32%	3.76%

POSTRETIREMENT BENEFITS
Components of Net Periodic Pension and Postretirement Costs

The following table illustrates the effect on operations of these plans for the three years ended May 31, 2015:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2015	2014	2013	2015	2014	2013
Service cost - Benefits earned during the period	$—	$—	$—	$1,173	$1,264	$1,185
Interest cost on the accumulated obligation	263	297	349	1,155	1,225	1,188
Amortization of:
Prior service (credit)	(247)	(153)	(86)
Net actuarial (gains) losses	(136)	(144)	16	391	516	470

Net Periodic Postretirement (Benefit) Expense	$(120)	$—	$279	$2,719	$3,005	$2,843

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2015 and 2014 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Current liabilities	$(430)	$(410)	$(454)	$(522)
Noncurrent liabilities	(7,210)	(6,377)	(24,192)	(27,733)

Net Amount Recognized	$(7,640)	$(6,787)	$(24,646)	$(28,255)

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Net actuarial gain (loss)	$124	$1,080	$(5,968)	$(9,136)
Prior service credits	1,587	1,834

Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,711	$2,914	$(5,968)	$(9,136)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$(1,471)	$—	$—
Net loss (gain) arising during the year	820	(228)	(1,751)	(766)
Effect of exchange rates on amounts included in AOCI			(1,026)	(532)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	247	153
Amortization or settlement recognition of net gain (loss)	136	144	(391)	(516)

Total recognized in other comprehensive loss (income)	$1,203	$(1,402)	$(3,168)	$(1,814)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2015	2014	2015	2014
Discount rate	3.95%	4.00%	4.00%	4.40%
Current healthcare cost trend rate	11.34%	12.28%	6.06%	6.31%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2015	2014	2013	2015	2014	2013
Discount rate	4.00%	3.95%	3.75%	4.40%	4.50%	4.75%
Healthcare cost trend rate	12.28%	7.54%	7.70%	6.31%	6.43%	6.92%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.20%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2030

Changes in Benefit Obligations

The changes in benefit obligations of the plans at May 31, 2015 and 2014 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
Accumulated postretirement benefit obligation at beginning of year	$6,787	$8,514	$28,255	$28,415
Service cost	—	—	1,173	1,264
Interest cost	263	297	1,155	1,225
Benefit payments	(230)	(362)	(536)	(421)
Medicare subsidy received	—	37
Plan amendments	—	(1,471)
Actuarial (gains) losses	820	(228)	(1,751)	(766)
Currency exchange rate changes			(3,650)	(1,462)

Accumulated and accrued postretirement benefit obligation at end of year	$7,640	$6,787	$24,646	$28,255

Increasing or Decreasing Current Healthcare Cost Trend Rates by One Percentage would affect Accumulated Postretirement Benefit Obligation and Net Postretirement Expense

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2015 and 2014:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2015	2014	2015	2014
1% Increase in trend rate
Accumulated Benefit Obligation	$334	$239	$6,430	$6,502
Postretirement Cost	10	11	675	727

1% Decrease in trend rate
Accumulated Benefit Obligation	$(290)	$(209)	$(3,295)	$(5,011)
Postretirement Cost	(8)	(10)	(499)	(534)